RESTRUCTURING (Details) $ in Thousands	3 Months Ended		12 Months Ended
	Dec. 31, 2021 USD ($) employee	Sep. 30, 2020 employee	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Restructuring Reserve [Roll Forward]
Balance, beginning of period			$ 5,750	$ 8,655
Expensed - continuing operations			12,255	8,740
Disbursements			(12,583)	(13,475)
Foreign exchange			8	89
Balance, end of period	$ 5,430		5,430	5,750
April 2019
Restructuring Reserve [Roll Forward]
Balance, beginning of period			1,254
Expensed - continuing operations			(203)	369
Balance, end of period	493		493	1,254
Q3 2020
Restructuring Cost and Reserve [Line Items]
Number of positions eliminated | employee		148
Restructuring Reserve [Roll Forward]
Balance, beginning of period			4,496
Expensed - continuing operations			3,954	8,371
Balance, end of period	$ 120		120	4,496
Q4 2021
Restructuring Cost and Reserve [Line Items]
Number of positions eliminated | employee	62
Restructuring Reserve [Roll Forward]
Balance, beginning of period			0
Expensed - continuing operations			7,084	0
Balance, end of period	$ 4,544		4,544	0
Other 2021
Restructuring Reserve [Roll Forward]
Balance, beginning of period			0
Expensed - continuing operations			1,420	0
Balance, end of period	273		273	0
Discontinued Operations, Disposed of by Sale
Restructuring Reserve [Roll Forward]
Expensed - continuing operations			0	1,741
Accounts payable and accrued liabilities (note 22)
Restructuring Reserve [Roll Forward]
Balance, beginning of period			5,750
Balance, end of period	$ 5,430		$ 5,430	$ 5,750